FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - Credit risk management - 90 days past due	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	3.00%	3.00%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	4.80%	4.90%